OTHER CURRENT ASSETS (Tables)	12 Months Ended
Dec. 31, 2018
Deferred Costs, Capitalized, Prepaid, and Other Assets Disclosure [Abstract]
OTHER CURRENT ASSETS

Other current assets consist of the following:

	Years Ended December 31,
	2018	2017
Prepaid financing costs	$188,300	$—
Prepaid marketing cost	125,525	—
Prepaid insurance	102,743	—
Other prepaid expenses	40,654	13,755
Other receivables	44,294	9,823
Deposits	31,965	20,000
TOTAL OTHER CURRENT ASSETS	$533,481	$43,578